Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Common Stocks - 96.8%
Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings, Inc.*	566	$22,578
Boeing Co. (The)	4,913	811,922
Curtiss-Wright Corp.	6,698	624,655
Hexcel Corp.	869	29,155
L3Harris Technologies, Inc.	3,765	639,448
Mercury Systems, Inc.*	2,726	211,156
Northrop Grumman Corp.	845	266,589
Raytheon Technologies Corp.	16,252	935,140
Teledyne Technologies, Inc.*	1,618	501,920
		4,042,563
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,365	241,679
Expeditors International of Washington, Inc.	853	77,214
FedEx Corp.	1,658	417,020
XPO Logistics, Inc.*	1,010	85,507
		821,420
Airlines - 0.4%
Alaska Air Group, Inc.	11,077	405,751
Delta Air Lines, Inc.	13,762	420,842
United Airlines Holdings, Inc.*	4,943	171,769
		998,362
Auto Components - 0.4%
Aptiv PLC	10,224	937,336

Automobiles - 0.2%
Harley-Davidson, Inc.	13,829	339,364
Tesla, Inc.*	208	89,234
		428,598
Banks - 6.4%
Bank of America Corp.	136,457	3,287,249
Bank of Hawaii Corp.	4,096	206,930
Bank OZK	2,490	53,087
BOK Financial Corp.	1,126	58,000
Citigroup, Inc.	26,822	1,156,297
Comerica, Inc.	11,715	448,099
Cullen/Frost Bankers, Inc.	5,283	337,848
First Hawaiian, Inc.	2,620	37,911
First Horizon National Corp.	47,376	446,756
First Republic Bank	5,095	555,661
JPMorgan Chase & Co.	46,249	4,452,391
PacWest Bancorp	2,410	41,163
People's United Financial, Inc.	2,059	21,228
Pinnacle Financial Partners, Inc.	3,473	123,604
Prosperity Bancshares, Inc.	2,786	144,398
Regions Financial Corp.	22,064	254,398
Synovus Financial Corp.	1,930	40,858
US Bancorp	7,191	257,797
Webster Financial Corp.	2,197	58,023
Wells Fargo & Co.	94,134	2,213,090
Wintrust Financial Corp.	2,759	110,498

	Shares/ Principal	Fair Value

Banks (continued)
Zions Bancorp NA	9,225	$269,555
		14,574,841
Beverages - 1.9%
Brown-Forman Corp., Class B	5,423	408,460
Coca-Cola Co. (The)	10,554	521,051
Keurig Dr Pepper, Inc.	7,389	203,937
Molson Coors Beverage Co., Class B	1,459	48,964
PepsiCo, Inc.	22,720	3,148,992
		4,331,404
Biotechnology - 2.2%
AbbVie, Inc.	14,718	1,289,149
Amgen, Inc.	2,011	511,116
Biogen, Inc.*	2,879	816,715
Gilead Sciences, Inc.	35,804	2,262,455
		4,879,435
Building Products - 1.1%
Advanced Drainage Systems, Inc.	3,910	244,140
Allegion PLC	14,737	1,457,637
Armstrong World Industries, Inc.	744	51,195
Lennox International, Inc.	1,832	499,421
Masco Corp.	1,998	110,150
Trex Co., Inc.*	1,096	78,474
		2,441,017
Capital Markets - 4.5%
Ameriprise Financial, Inc.	4,340	668,837
Bank of New York Mellon Corp. (The)	7,361	252,777
Cboe Global Markets, Inc.	6,593	578,470
Charles Schwab Corp. (The)	39,349	1,425,614
CME Group, Inc.	7,406	1,239,098
ETRADE Financial Corp.	2,880	144,144
FactSet Research Systems, Inc.	1,273	426,302
Franklin Resources, Inc.	10,681	217,358
Goldman Sachs Group, Inc. (The)	1,309	263,070
Intercontinental Exchange, Inc.	5,904	590,695
Invesco Ltd.	17,143	195,602
Moody's Corp.	3,797	1,100,561
Morgan Stanley	19,930	963,616
S&P Global, Inc.	2,494	899,336
State Street Corp.	7,143	423,794
T Rowe Price Group, Inc.	4,927	631,740
TD Ameritrade Holding Corp.	3,842	150,414
		10,171,428
Chemicals - 3.0%
Air Products and Chemicals, Inc.	4,108	1,223,609
Axalta Coating Systems Ltd.*	1,045	23,168
Corteva, Inc.	2,113	60,875
Ecolab, Inc.	10,083	2,014,987
FMC Corp.	7,528	797,290
International Flavors & Fragrances, Inc.	1,095	134,083
Linde PLC	678	161,452

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Chemicals (continued)
Mosaic Co. (The)	25,383	$463,747
PPG Industries, Inc.	14,052	1,715,468
Scotts Miracle-Gro Co. (The)	458	70,033
Sherwin-Williams Co. (The)	85	59,223
		6,723,935
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,263	420,364
MSA Safety, Inc.	1,327	178,044
		598,408
Communications Equipment - 1.6%
Cisco Systems, Inc.	93,951	3,700,730
ViaSat, Inc.*	1,183	40,683
		3,741,413
Construction & Engineering - 0.3%
EMCOR Group, Inc.	5,331	360,962
MasTec, Inc.*	6,747	284,724
Valmont Industries, Inc.	518	64,325
		710,011
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	759	178,638

Consumer Finance - 0.9%
Ally Financial, Inc.	28,502	714,545
American Express Co.	9,347	937,037
Capital One Financial Corp.	4,404	316,471
		1,968,053
Containers & Packaging - 0.2%
Amcor PLC	5,756	63,604
International Paper Co.	8,838	358,292
		421,896
Distributors - 0.5%
Genuine Parts Co.	11,012	1,048,012

Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc.*	4,306	654,684
Graham Holdings Co., Class B	292	118,000
H&R Block, Inc.	16,876	274,910
ServiceMaster Global Holdings, Inc.*	1,184	47,218
Strategic Education, Inc.	786	71,896
		1,166,708
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc., Class B*	31,632	6,735,718
Equitable Holdings, Inc.	3,938	71,829
		6,807,547
Diversified Telecommunication - 2.7%
AT&T, Inc.	92,190	2,628,337
CenturyLink, Inc.	43,932	443,274
Verizon Communications, Inc.	50,389	2,997,641
		6,069,252
Electric Utilities - 3.6%
Alliant Energy Corp.	28,760	1,485,454

	Shares/ Principal	Fair Value

Electric Utilities (continued)
Avangrid, Inc.	1,995	$100,668
Eversource Energy	9,262	773,840
Exelon Corp.	10,633	380,236
IDACORP, Inc.	8,885	709,912
NextEra Energy, Inc.	10,733	2,979,051
Pinnacle West Capital Corp.	8,977	669,235
Xcel Energy, Inc.	15,551	1,073,175
		8,171,571
Electrical Equipment - 0.7%
AMETEK, Inc.	2,308	229,415
Emerson Electric Co.	776	50,882
Generac Holdings, Inc.*	241	46,667
Hubbell, Inc.	8,769	1,199,950
Rockwell Automation, Inc.	233	51,419
		1,578,333
Electronic Equipment, Instruments & Components - 0.1%
National Instruments Corp.	6,034	215,414

Energy Equipment & Services - 0.5%
Baker Hughes Co.	19,361	257,308
National Oilwell Varco, Inc.	5,746	52,059
Schlumberger Ltd.	35,040	545,222
TechnipFMC PLC	55,703	351,486
		1,206,075
Entertainment - 1.6%
Activision Blizzard, Inc.	11,830	957,639
Electronic Arts, Inc.*	1,970	256,908
Roku, Inc.*	293	55,318
Walt Disney Co. (The)	19,839	2,461,623
		3,731,488
Equity Real Estate Investment - 4.2%
Alexandria Real Estate Equities, Inc.	5,329	852,640
American Tower Corp.	656	158,575
AvalonBay Communities, Inc.	4,581	684,127
Boston Properties, Inc.	8,219	659,986
Camden Property Trust	4,148	369,089
Douglas Emmett, Inc.	6,722	168,722
Equity Residential	33,002	1,693,993
Essex Property Trust, Inc.	504	101,198
Federal Realty Investment Trust	2,777	203,943
Healthpeak Properties, Inc.	2,482	67,386
Macerich Co. (The)	5,357	36,374
Outfront Media, Inc.	4,859	70,698
Prologis, Inc.	33,700	3,390,894
Realty Income Corp.	3,915	237,836
Regency Centers Corp.	6,148	233,747
Simon Property Group, Inc.	1,382	89,388
UDR, Inc.	4,986	162,593
Weingarten Realty Investors	3	51
Welltower, Inc.	4,178	230,166
		9,411,406

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Food & Staples Retailing - 1.4%
Albertsons Cos., Inc., Class A*	3,966	$54,929
Costco Wholesale Corp.	3,357	1,191,735
Walmart, Inc.	13,811	1,932,297
		3,178,961
Food Products - 2.5%
Campbell Soup Co.	1,738	84,067
General Mills, Inc.	30,077	1,855,149
Hershey Co. (The)	12,068	1,729,827
Hormel Foods Corp.	7,219	352,937
JM Smucker Co. (The)	1,636	188,991
Kellogg Co.	2,466	159,279
McCormick & Co., Inc.	5,812	1,128,109
Mondelez International, Inc., Class A	3,149	180,910
		5,679,269
Gas Utilities - 0.2%
ONE Gas, Inc.	287	19,806
UGI Corp.	11,457	377,852
		397,658
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	17,251	1,877,426
Becton Dickinson and Co.	270	62,824
Danaher Corp.	1,700	366,061
DENTSPLY SIRONA, Inc.	4,442	194,249
DexCom, Inc.*	487	200,756
Edwards Lifesciences Corp.*	10,656	850,562
Hologic, Inc.*	3,786	251,656
IDEXX Laboratories, Inc.*	1,022	401,758
Medtronic PLC	20,362	2,116,019
Stryker Corp.	2,566	534,677
		6,855,988
Health Care Providers & Services - 2.6%
1Life Healthcare, Inc.*	4,448	126,145
Anthem, Inc.	4,490	1,205,969
Cardinal Health, Inc.	6,296	295,597
Cigna Corp.	5,045	854,673
CVS Health Corp.	21,666	1,265,294
HCA Healthcare, Inc.	3,038	378,778
Henry Schein, Inc.*	857	50,375
Laboratory Corp. of America Holdings*	1,574	296,337
McKesson Corp.	5,043	751,054
Quest Diagnostics, Inc.	3,396	388,808
UnitedHealth Group, Inc.	1,110	346,065
		5,959,095
Health Care Technology - 0.2%
Teladoc Health, Inc.*	2,260	495,483
Veeva Systems, Inc., Class A*	143	40,210
		535,693
Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment, Inc.*	4,859	272,396
Darden Restaurants, Inc.	3,559	358,534

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Draftkings, Inc., Class A*	1,729	$101,734
Dunkin' Brands Group, Inc.	5,051	413,727
Extended Stay America, Inc.	25,046	299,300
McDonald's Corp.	7,131	1,565,183
MGM Resorts International	10,204	221,937
Penn National Gaming, Inc.*	1,115	81,060
Texas Roadhouse, Inc.	1,782	108,328
Vail Resorts, Inc.	2,071	443,132
Wyndham Destinations, Inc.	7,807	240,143
		4,105,474
Household Durables - 0.3%
DR Horton, Inc.	6,457	488,343
Garmin Ltd.	1,289	122,275
Helen of Troy Ltd.*	410	79,343
		689,961
Household Products - 2.7%
Church & Dwight Co., Inc.	2,076	194,542
Clorox Co. (The)	6,832	1,435,881
Colgate-Palmolive Co.	26,911	2,076,184
Procter & Gamble Co. (The)	17,912	2,489,589
		6,196,196
Industrial Conglomerates - 1.8%
3M Co.	2,835	454,110
Carlisle Cos., Inc.	2,752	336,762
General Electric Co.	100,095	623,592
Honeywell International, Inc.	12,039	1,981,740
Roper Technologies, Inc.	1,784	704,876
		4,101,080
Insurance - 3.4%
Aflac, Inc.	16,029	582,654
Alleghany Corp.	364	189,444
Allstate Corp. (The)	5,085	478,702
American International Group, Inc.	1,976	54,399
Arch Capital Group Ltd.*	4,082	119,399
Arthur J Gallagher & Co.	906	95,656
Assured Guaranty Ltd.	959	20,599
Athene Holding Ltd., Class A*	9,009	307,027
Brighthouse Financial, Inc.*	4,155	111,811
Brown & Brown, Inc.	11,686	529,025
Cincinnati Financial Corp.	8,865	691,204
First American Financial Corp.	8,537	434,619
Hanover Insurance Group, Inc. (The)	2,902	270,408
Hartford Financial Services Group, Inc. (The)	4,824	177,813
Lincoln National Corp.	22,422	702,481
Marsh & McLennan Cos., Inc.	3,222	369,563
MetLife, Inc.	6,858	254,912
Principal Financial Group, Inc.	892	35,921
Progressive Corp. (The)	1,995	188,867
Prudential Financial, Inc.	7,677	487,643

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Insurance (continued)
Reinsurance Group of America, Inc.	1,739	$165,535
Travelers Cos., Inc. (The)	6,206	671,427
Unum Group	14,582	245,415
Willis Towers Watson PLC	2,232	466,086
		7,650,610
Interactive Media & Services - 1.6%
Alphabet, Inc., Class A*	617	904,275
Alphabet, Inc., Class C*	979	1,438,739
Twitter, Inc.*	31,128	1,385,196
		3,728,210
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.*	28	88,165
Wayfair, Inc., Class A*	802	233,390
		321,555
IT Services - 2.5%
Automatic Data Processing, Inc.	4,578	638,585
CACI International, Inc., Class A*	333	70,982
Cognizant Technology Solutions Corp., Class A	2,154	149,531
DXC Technology Co.	10,088	180,071
Fiserv, Inc.*	10,488	1,080,788
PayPal Holdings, Inc.*	11,301	2,226,636
Visa, Inc., Class A	6,938	1,387,392
		5,733,985
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	4,320	436,061
Avantor, Inc.*	4,440	99,856
Thermo Fisher Scientific, Inc.	313	138,196
Waters Corp.*	211	41,288
		715,401
Machinery - 4.1%
AGCO Corp.	7,663	569,131
Allison Transmission Holdings, Inc.	2,778	97,619
Caterpillar, Inc.	3,539	527,842
Cummins, Inc.	1,324	279,576
Deere & Co.	9,608	2,129,421
Dover Corp.	469	50,811
Fortive Corp.	11,622	885,713
Graco, Inc.	825	50,614
Illinois Tool Works, Inc.	3,472	670,825
Oshkosh Corp.	13,417	986,149
PACCAR, Inc.	8,574	731,191
Parker-Hannifin Corp.	139	28,125
Snap-on, Inc.	4,786	704,164
Xylem, Inc.	18,407	1,548,397
		9,259,578
Media - 2.9%
Altice USA, Inc., Class A*	2,189	56,914
Comcast Corp., Class A	52,853	2,444,980
Discovery, Inc., Class A*	65,235	1,420,166

	Shares/ Principal	Fair Value

Media (continued)
Discovery, Inc., Class C*	4,818	$94,433
Fox Corp., Class A	947	26,355
Interpublic Group of Cos., Inc. (The)	52,813	880,393
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,421	47,135
Nexstar Media Group, Inc., Class A	4,256	382,742
Omnicom Group, Inc.	3,619	179,140
Sirius XM Holdings, Inc.	115,155	617,231
TEGNA, Inc.	5,146	60,465
ViacomCBS, Inc., Class B	9,133	255,815
		6,465,769
Metals & Mining - 0.4%
Reliance Steel & Aluminum Co.	5,803	592,138
Steel Dynamics, Inc.	11,586	331,707
		923,845
Multiline Retail - 0.3%
Kohl's Corp.	16,878	312,749
Nordstrom, Inc.	23,462	279,667
		592,416
Multi-Utilities - 2.3%
Ameren Corp.	15,247	1,205,733
CMS Energy Corp.	40,481	2,485,938
Consolidated Edison, Inc.	14,847	1,155,096
Public Service Enterprise Group, Inc.	5,615	308,320
		5,155,087
Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp.	23,975	1,726,200
Concho Resources, Inc.	7,276	321,017
ConocoPhillips	26,894	883,199
Continental Resources, Inc.	13,660	167,745
Devon Energy Corp.	14,423	136,442
EOG Resources, Inc.	23,009	826,943
Exxon Mobil Corp.	31,637	1,086,098
Hess Corp.	2,635	107,850
Kinder Morgan, Inc.	31,163	384,240
Marathon Oil Corp.	52,225	213,600
Noble Energy, Inc.	6,996	59,816
ONEOK, Inc.	7,635	198,357
Phillips 66	9,421	488,385
Valero Energy Corp.	9,358	405,389
Williams Cos., Inc. (The)	27,583	542,006
		7,547,287
Personal Products - 0.1%
Coty, Inc., Class A	67,314	181,748

Pharmaceuticals - 4.8%
Bristol Myers Squibb Co.	13,244	798,481
Catalent, Inc.*	2,304	197,361
Johnson & Johnson	35,924	5,348,365
Merck & Co., Inc.	11,514	955,086
Mylan NV*	10,422	154,558

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Pfizer, Inc.	82,447	$3,025,805
Zoetis, Inc.	2,303	380,847
		10,860,503
Professional Services - 0.6%
IHS Markit Ltd.	1,747	137,157
Robert Half International, Inc.	6,057	320,657
Verisk Analytics, Inc.	4,596	851,685
		1,309,499
Road & Rail - 0.9%
CSX Corp.	15,501	1,203,963
Landstar System, Inc.	1,025	128,627
Lyft, Inc., Class A*	6,228	171,581
Norfolk Southern Corp.	286	61,201
Old Dominion Freight Line, Inc.	580	104,934
Union Pacific Corp.	2,086	410,671
		2,080,977
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	7,562	882,788
Applied Materials, Inc.	15,094	897,338
Cirrus Logic, Inc.*	1,874	126,401
Intel Corp.	86,712	4,489,947
NVIDIA Corp.	1,532	829,149
Silicon Laboratories, Inc.*	230	22,506
		7,248,129
Software - 1.4%
Microsoft Corp.	4,646	977,193
salesforce.com, Inc.*	6,189	1,555,420
VMware, Inc., Class A*	3,930	564,623
		3,097,236
Specialty Retail - 2.3%
Best Buy Co., Inc.	3,437	382,504
Five Below, Inc.*	671	85,217
Foot Locker, Inc.	4,351	143,713
Home Depot, Inc. (The)	12,943	3,594,401
Lowe's Cos., Inc.	3,849	638,395
TJX Cos., Inc. (The)	7,972	443,642
		5,287,872
Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies, Inc., Class C*	3,327	225,204
Hewlett Packard Enterprise Co.	59,281	555,463
HP, Inc.	21,080	400,309
NetApp, Inc.	3,346	146,689
		1,327,665
Textiles, Apparel & Luxury Goods - 0.9%
Lululemon Athletica, Inc.*	1,179	388,327
NIKE, Inc., Class B	2,471	310,209
Ralph Lauren Corp.	11,360	772,139
VF Corp.	7,998	561,860
		2,032,535

	Shares/ Principal	Fair Value

Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	11,907	$105,496
New York Community Bancorp, Inc.	29,959	247,761
		353,257
Trading Companies & Distributors - 0.6%
Fastenal Co.	898	40,491
GATX Corp.	6,855	437,006
SiteOne Landscape Supply, Inc.*	706	86,097
WW Grainger, Inc.	2,430	866,951
		1,430,545
Water Utilities - 0.1%
American Water Works Co., Inc.	1,816	263,102

Wireless Telecommunication Services - 0.3%
Telephone and Data Systems, Inc.	17,818	328,564
United States Cellular Corp.*	11,036	325,893
		654,457
Total Common Stocks (Cost - $213,113,832)		219,295,207
Short-Term Investments - 2.9%
Money Market Funds - 2.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $6,592,660)	6,592,660	6,592,660

Total Investments - 99.7% (Cost - $219,706,492)		$225,887,867
Other Assets Less Liabilities - Net 0.3%		586,765
Total Net Assets - 100.0%		$226,474,632

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	43	12/18/2020	$7,206,800	$(32,177)